Equity - Summary of Movements of Shares in Share Trust (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2020 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Exercise of share options ,shares		(229,080)		(4,823,404)
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares	3,500,000	771,983	3,500,000
Transfer to employee share trust, shares	3,500,000		3,450,000
Exercise of share options ,shares		(229,080)	(6,178,017)
Ending balance, shares		542,903	771,983	3,500,000